Cover	Jun. 22, 2023
Cover [Abstract]
Entity Registrant Name	CRONA CORP.
Entity Central Index Key	0001696411
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 22, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2574778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-216180
City Area Code	888
Security 12b Title	Common Stock
Trading Symbol	CCCP
Entity Address Address Line 1	304 South Jones Blvd. #7356
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89107
Local Phone Number	998-1888